Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 7. Goodwill

Goodwill balances and activity for the three months ended March 31, 2023 and year ended December 31, 2022 consisted of the following:

Balance at December 31, 2022	$25,093,000
Goodwill adjustment	-
Balance at March 31, 2023	$25,093,000

During 2022, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. As of June 1, 2022 a quantitative analysis was prepared utilizing the Market Approach and Income Approach valuing the Company.

Note 8. Goodwill

Goodwill balances and activity for the year ended December 31, 2022 and year ended December 31, 2021 consisted of the following:

Balance at December 31, 2021	$25,093,000
Goodwill adjustment	-
Balance at December 31, 2022	$25,093,000

During 2022 and 2021, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. As of June 1, 2022 a quantitative analysis was prepared utilizing the Market Approach and Income Approach valuing the Company. The guideline public company Market Approach produced a mean business enterprise value indication using estimated 2025 results of $69.24 million. The Income Approach was based upon the use of a discounted pro forma cash flow model and produced a business enterprise value indication of $56.54 million. A weighting of 20% to the weighted value indicated was applied under the Market Approach, a weighting of 10% to the prior transaction value and a weighting of 70% to the value indicated under the Income Approach. A lower weighting was applied to the Market Approach due to the fact of using forecasted earnings of the Company. Based upon the above weightings, an initial value of $57.26 million for Impact was calculated. Adding cash and cash equivalents of $33,000 to the initial business enterprise value produced a concluded business enterprise value of $57.29 million (rounded) for Impact. Subtracting interest-bearing debt of $13.15 million, results in a Fair Value for the common equity of Impact of $44.14 million. As of June 1, 2022, the indicated equity value exceeded the carrying amount by approximately $4.9 million or 12.5%.

During 2021, we used qualitative factors to determine whether it was more likely than not (likelihood of more than 50%) that the fair value of a reporting unit exceeded its carrying amount.